Commitments And Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) LegalMatter Plaintiff	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Rental expense under operating leases | $	$ 18.0	$ 17.4	$ 17.6
Number of pending cases | LegalMatter	1
Canada
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs | Plaintiff	45